Confirming Payables (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Confirming Payables
Extended supplier payment terms	180 days
Period during which supplier has right to request payment from bank	180 days
Proportion of ownership interest of suppliers	90.00%
Amount of interests paid	$ 932	$ 1,290
Confirming payables	$ 216,392	$ 232,860	$ 145,295